UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-1548


                           Armstrong Associates, Inc.
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               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
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                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

ARMSTRONG ASSOCIATES, INC.

                            UNAUDITED SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2007

Shares    Industry & Issue                           Market Value    % of Assets

         AEROSPACE,  INDUSTRIAL
              EQUIPMENT AND MATERIALS

  5,000  The Boeing  Company                             $524,950           2.8%
  4,000  Caterpillar, Inc.                               $313,720           1.7%
 12,000  Praxair,  Inc.                                $1,005,120           5.4%
  8,000  United Technologies Corporation                 $643,840           3.5%

         BROADCASTING,  MEDIA AND ADVERTISING

 10,000  Omnicom Corporation                             $480,900           2.6%
 20,000  Time Warner, Inc.                               $367,200           2.0%

         BUSINESS SERVICES AND PRODUCTS

 10,000  Avery Dennison Corporation                      $570,200           3.1%
 15,750  Iron Mountain, Inc.                             $480,060           2.6%
 13,500  Staples, Inc.                                   $290,115           1.6%

         COMMUNICATIONS AND RELATED

 12,000  Corning, Inc.                                   $295,800           1.6%
  2,500  Tyco Electronics, Ltd.                           $88,575           0.5%

         COMPUTERS, SOFTWARE AND RELATED

 10,000  Cisco Systems, Inc.                             $331,299           1.8%
  8,000  Dell, Inc.                                      $220,800           1.2%
 10,000  Intel Corporation                               $258,600           1.4%
 12,000  Intuit, Inc.                                    $363,600           2.0%
 10,000  Microsoft, Inc.                                 $294,600           1.6%

         CONSUMER DISCRETIONARY

 15,000  Brinker International, Inc.                     $411,600           2.2%
  4,000  NutriSystem, Inc.                               $187,560           1.0%
 15,000  Pepsico, Inc.                                 $1,098,900           5.9%
  8,000  Royal Caribbean Cruises, Ltd                    $312,240           1.7%

         CONSUMER STAPLES

  8,000  CVS Caremark, Corporation                       $317,040           1.7%
  6,000  Kimberly Clark Corporation                      $421,560           2.3%
  7,051  Procter & Gamble Company                        $495,967           2.7%
 10,000  Wal-Mart Stores, Inc.                           $436,500           2.4%

         DIVERSIFIED MANUFACTURING

  7,000  General Electric Company                        $289,800           1.6%
  2,500  Tyco International Ltd.                         $110,850           0.6%

         ENERGY AND RELATED

  8,000  Basic Energy Services, Inc.                     $168,160           0.9%
 11,000  Halliburton Company                             $422,400           2.3%
 10,000  Weatherford International, Inc.                 $671,800           3.6%

         ENVIRONMENTAL SERVICES

 18,000  Waste Connection, Inc.                          $571,680           3.1%
 10,000  Waste Management, Inc.                          $377,400           2.0%

         FINANCIAL SERVICES

  8,000  Bank of America Corporation                     $402,160           2.2%

         INTERNET RELATED

  7,500  Yahoo, Inc.                                     $201,319           1.1%

         MEDICAL AND RELATED

 15,000  Abbott Laboratories                             $804,300           4.3%
  2,500  Coviden Ltd.                                    $103,750           0.6%
 20,000  Medtronics, Inc.                              $1,128,200           6.1%

         TRANSPORTATION SERVICES

  3,500  United Parcel Service, Inc.                     $262,850           1.4%
 15,000  Southwest Airlines Company                      $222,000           1.2%
 15,000  UTI Worldwide, Inc.                             $344,700           1.9%

         TOTAL COMMON STOCKS                          $16,292,115          88.0%
         (Cost $8,039,344)

         TEMPORARY CASH EQUIVALENT INVESTMENTS

575,000  U. S. Treasury Bills due 10/18/07               $568,531           3.1%
930,000  U. S. Treasury Bills due 11/29/07               $920,328           5.0%
650,000  U. S. Treasury Bills due 12/6/07                $645,113           3.5%

         TOTAL TEMPORARY CASH EQUIVALENT INVESTMENTS   $2,133,972          11.5%
         (Cost $2,133,972)

         TOTAL INVESTMENTS                            $18,426,088          99.5%
         (Cost $10,173,316)

         OTHER ASSETS AND LIABLITIES -NET                 $89,377           0.5%

         NET ASSETS                                   $18,515,465         100.0%

On September 30, 2007, the cost of investment securities for tax purposes was $10,173,316. Net unrealized appreciation of investment securities for tax purposes was $8,252,772, consisting of unrealized gains of $8,419,090 on securities that had risen in value since their purchase and $166,320 in unrealized losses on securities that had fallen in value since their purchase.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ C. K. Lawson
--------------------------
C. K. Lawson
President (CEO) and Treasurer (CFO),
Armstrong Associates, Inc.

Date: November 28, 2007